RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Related Party Transactions 1	$ 3,391
Related Party Transactions 2	2,087
Related Party Transactions 3	90,000
Related Party Transactions 4	$ 137,500